Share based payments - Additional information (Details) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based remuneration expenses		£ 30,576	£ 10,466	£ 2,074
Weighted average remaining contractual life of outstanding share options		7 years 9 months 18 days	7 years 7 months 6 days
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)		374,887
Cash paid on settlement of share based payments		£ 2,282	£ 0	£ 0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (GBP per share)		£ 0.02	£ 0.01
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (GBP per share)		£ 0.07	£ 0.04
Employee stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based remuneration expenses		£ 30,576	£ 10,466
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period		4 years
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period		3 years
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period		3 years
Granted, weighted average exercise price of other equity instruments (GBP per share)		£ 9.33
Weighted average remaining contractual life of outstanding other equity instruments		9 years 2 months 12 days
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period		4 years
Granted, weighted average exercise price of other equity instruments (GBP per share)		£ 10.03
Weighted average remaining contractual life of outstanding other equity instruments		8 years 10 months 24 days
Released (in share)		897,048
EMI Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options issued as replacement share options in share-based payment arrangement (in shares)	600,000
Released (in share)		600,000